Consolidated Statement of Cash Flow - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Loss for the period	$ (1,446)	$ (11,223)	$ (27,879)	$ 5,581
Income tax		913	(6,258)	5,338
Finance income		(4)	(9)
Finance expense	796	3,243	3,395	600
Transaction costs				5,800
Impairment of goodwill			11,092
Impairment of assets			10,191
Depreciation of property, plant and equipment	214	430	420	103
Amortization of intangible assets	223	990	840	548
Loss/(gain) on sale of assets	(38)	2,615	(1,356)
Disposal of treasury shares	62	86
Increase in equity instruments	368	815
(Increase)/decrease in trade and other receivables	(4,593)	(2,543)	11,457	(21,007)
Increase in trade and other payables	6,716	3,841	5,822	8,074
(Decrease)/increase in provisions	(114)	(728)	1,182	1,339
Net cash from/(used in) operating activities	2,188	(1,565)	8,897	6,376
Cash flows from investing activities
Interest received		4	9	13
Proceeds on sale of property plant and equipment		464	2,297
Purchase of property plant and equipment	(400)	(348)	(1,101)	(94)
Investment in capital projects		(245)	(17,823)	(18,060)
Proceeds on sale of capital projects	84	11,981
Acquisitions				(10,080)
Cash acquired received from acquisitions				1,485
Net cash from/(used in) investing activities	(316)	11,856	(16,618)	(26,736)
Cash flows from financing activities
Finance lease borrowings			519
Finance lease repayments	(63)	(304)	(181)
Financing agreements proceeds		4,000	2,000	330
Financing agreements repayments		(6,000)
Debtor finance borrowings	150	751
Loans from related parties	766		770	19,818
Repayment of loans from related parties		(1,520)
Repayment of bank loan			(1,023)
Finance expense	(796)	(3,243)	(3,395)
Transfer from/(to) restricted cash	687	(1,319)
Funds received from issuing shares				167
Costs from listing				(11,469)
Funds received from listing				22,456
Net cash from/(used in) financing activities	744	(7,635)	(1,310)	31,302
Net (decrease)/increase in cash and cash equivalents	2,616	2,656	(9,031)	10,942
Cash and cash equivalents at the beginning of the period	4,522	1,939	10,970	28
Effect of exchange rate movements on cash held	(9)	(73)
Cash and cash equivalents at the end of the period	$ 7,129	$ 4,522	$ 1,939	$ 10,970